UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Defiance Connective Technologies ETF
SIXG (Principal U.S. Listing Exchange:NASDAQ)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Defiance Connective Technologies ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.defianceetfs.com/sixg. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Connective Technologies ETF	$35	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period ending December 31, 2024, the Defiance Connective Technologies ETF (SIXG) delivered a notable performance, achieving a 34.10% return. This outperformance can be attributed to the Fund’s strategic focus on companies integral to the development and deployment of 5G and 6G technologies. Key holdings such as Broadcom, Inc. (6.3% of net assets), NVIDIA Corporation (4.9%), and Apple, Inc. (4.8%) significantly contributed to the Fund’s gains. The investment adviser’s approach of tracking the BlueStar® Connective Technologies Index, which emphasizes U.S.-listed companies deriving substantial revenue from connective technologies, positioned the Fund to capitalize on the expanding demand for advanced communication infrastructure. Overall, the Fund’s targeted investment strategy and favorable market conditions in the technology sector were instrumental in its strong performance during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/04/2019)
Defiance Connective Technologies ETF NAV	34.10	14.17	13.10
S&P 500 TR	25.02	14.53	15.51
BlueStar Connective Technologies Index GTR	34.60	14.32	13.29
Visit https://www.defianceetfs.com/sixg for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Defiance Connective Technologies ETF	PAGE 1	TSR-AR-26922A289

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$619,703,784
Number of Holdings	52
Net Advisory Fee	$1,730,006
Portfolio Turnover	29%
30-Day SEC Yield	0.70%
30-Day SEC Yield Unsubsidized	0.70%
Visit https://www.defianceetfs.com/sixg for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Information Technology	85.8%
Communication Services	9.1%
Real Estate	3.4%
Industrials	1.5%
Cash & Other	0.2%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	11.0%
Broadcom, Inc.	6.3%
NVIDIA Corporation	4.9%
Apple, Inc.	4.8%
Oracle Corporation	4.4%
Cisco Systems, Inc.	4.0%
Credo Technology Group Holding, Ltd.	3.4%
QUALCOMM, Inc.	2.9%
Arista Networks, Inc.	2.9%
Celestica, Inc.	2.8%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Christine Johanson was added as a Portfolio Manager for the Fund. Ms. Johanson replaced Anand Desai as the portfolio manager.
Changes to the Fund’s Principal Investment Strategy:
The Fund’s principal investment strategy was adjusted to align with the new index, the BlueStar® Connective Technologies Index™. Previously, the Fund tracked the BlueStar 5G Communications Index. The new index focuses on companies involved in the development and deployment of 5G, 6G, and other connective technologies. This change aims to provide investors with exposure to a broader range of connective technologies, reflecting the evolving landscape of the industry.
Fund Name Change:
The Fund’s name was changed from Defiance Next Gen Connectivity ETF (FIVG) to Defiance Connective Technologies ETF (SIXG) effective July 22, 2024. This change was made to better reflect the Fund’s focus on disruptive technologies in connective infrastructure and their pivotal role in the AI revolution.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/sixg.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Connective Technologies ETF	PAGE 2	TSR-AR-26922A289

Defiance Hotel, Airline, and Cruise ETF
CRUZ (Principal U.S. Listing Exchange:NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Defiance Hotel, Airline, and Cruise ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.defianceetfs.com/cruz. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Hotel, Airline, and Cruise ETF	$50	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period ending December 31, 2024, the Defiance Hotel, Airline, and Cruise ETF (CRUZ) achieved a year-to-date return of 23.96%. This performance was driven by the Fund’s strategic focus on companies within the travel and leisure sectors, which experienced a resurgence due to increased consumer demand and the easing of global travel restrictions. Key holdings that contributed to the Fund’s gains included Royal Caribbean Cruises, Ltd. (7.8% of net assets), Delta Air Lines, Inc. (7.9%), and Marriott International, Inc. (7.9%). The investment adviser’s approach of tracking the BlueStar Global Hotels, Airlines, and Cruises Index allowed the Fund to effectively capture the recovery trends in the travel industry. Overall, the Fund’s targeted investment strategy and favorable market conditions in the travel sector were instrumental in its strong performance during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2021)
Defiance Hotel, Airline, and Cruise ETF NAV	23.96	2.97
S&P 500 TR	25.02	11.60
BlueStar Global Hotels, Airlines, and Cruises Index NTR	24.47	3.26
Visit https://www.defianceetfs.com/cruz for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Defiance Hotel, Airline, and Cruise ETF	PAGE 1	TSR-AR-26922B873

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$28,395,578
Number of Holdings	55
Net Advisory Fee	$132,226
Portfolio Turnover	12%
30-Day SEC Yield	1.19%
30-Day SEC Yield Unsubsidized	1.19%
Visit https://www.defianceetfs.com/cruz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Consumer Discretionary	48.1%
Industrials	42.5%
Real Estate	8.8%
Cash & Other	0.6%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	19.4%
Hilton Worldwide Holdings, Inc.	8.0%
Marriott International, Inc.	7.9%
Delta Air Lines, Inc.	7.9%
Royal Caribbean Cruises, Ltd.	7.8%
Carnival Corporation	6.0%
United Airlines Holdings, Inc.	5.9%
InterContinental Hotels Group PLC	3.9%
Ryanair Holdings PLC	3.3%
Southwest Airlines Company	3.0%

Top Ten Countries	(% of Net Assets)
United States	84.7%
United Kingdom	9.0%
Japan	4.7%
Ireland	3.3%
China	2.7%
France	2.4%
Taiwan, Province Of China	2.1%
Singapore	2.0%
Korea, Republic Of	1.5%
Cash & Other	-12.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/cruz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Hotel, Airline, and Cruise ETF	PAGE 2	TSR-AR-26922B873

Defiance Next Gen H2 ETF
HDRO (Principal U.S. Listing Exchange:NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Defiance Next Gen H2 ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.defianceetfs.com/hdro. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Next Gen H2 ETF	$25	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period ending December 31, 2024, the Defiance Next Gen H2 ETF (HDRO) experienced a decline in performance, with a year-to-date return of -32.33%.   This downturn can be attributed to several factors, including market volatility within the hydrogen and fuel cell sectors, as well as broader economic conditions affecting clean energy investments. The Fund’s investment strategy focuses on tracking the BlueStar Hydrogen & NextGen Fuel Cell Index, which comprises globally listed companies involved in hydrogen-based energy and fuel cell technologies.    Despite the recent underperformance, the long-term outlook for hydrogen energy remains positive, with significant growth potential anticipated in the coming decades.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/09/2021)
Defiance Next Gen H2 ETF NAV	-32.33	-38.00
S&P 500 TR	25.02	13.27
BlueStar Hydrogen & NextGen Fuel Cell Gross Return Index	-32.65	-37.66
Visit https://www.defianceetfs.com/hdro for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Defiance Next Gen H2 ETF	PAGE 1	TSR-AR-26922B436

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$19,508,869
Number of Holdings	26
Net Advisory Fee	$63,629
Portfolio Turnover	61%
30-Day SEC Yield	1.36%
30-Day SEC Yield Unsubsidized	1.36%
Visit https://www.defianceetfs.com/hdro for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Industrials	81.6%
Materials	15.0%
Consumer Discretionary	2.3%
Cash & Other	1.1%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	38.0%
Bloom Energy Corporation	9.1%
Ballard Power Systems, Inc.	8.5%
Plug Power, Inc.	7.7%
Doosan Fuel Cell Company, Ltd.	7.7%
NEL ASA	7.1%
Thyssenkrupp Nucera AG & Company KGaa	5.3%
SFC Energy AG	4.7%
Ceres Power Holdings PLC	4.6%
ITM Power PLC	4.6%

Top Ten Countries	(% of Net Assets)
United States	67.4%
United Kingdom	12.5%
Korea, Republic Of	12.3%
Norway	11.2%
Germany	10.1%
Canada	8.5%
Sweden	4.5%
France	4.1%
China	2.8%
Cash & Other	-33.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/hdro.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Next Gen H2 ETF	PAGE 2	TSR-AR-26922B436

Defiance Quantum ETF
QTUM (Principal U.S. Listing Exchange:NASDAQ)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Defiance Quantum ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.defianceetfs.com/qtum. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Quantum ETF	$50	0.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the reporting period ending December 31, 2024, the Defiance Quantum ETF (QTUM) experienced significant growth, surpassing $700 million in assets under management and achieving a year-to-date performance exceeding 50%.This robust performance was largely influenced by the rapid advancements and investor interest in quantum computing and machine learning sectors. Notably, companies such as Rigetti Computing, Inc., D-Wave Quantum, Inc., and IonQ, Inc. saw substantial stock price increases, contributing to the Fund’s appreciation.The fund’s investment strategy focuses on providing exposure to companies at the forefront of quantum computing and artificial intelligence technologies, aligning with the growing market demand for innovative computing solutions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/04/2018)
Defiance Quantum ETF NAV	50.69	23.62	21.48
S&P 500 TR	25.02	14.53	13.74
BlueStar Quantum Computing and Machine Learning Index	51.57	24.29	22.10
Visit https://www.defianceetfs.com/qtum for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Defiance Quantum ETF	PAGE 1	TSR-AR-26922A420

KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$804,275,214
Number of Holdings	72
Net Advisory Fee	$1,147,142
Portfolio Turnover	46%
30-Day SEC Yield	0.94%
30-Day SEC Yield Unsubsidized	0.94%
Visit https://www.defianceetfs.com/qtum for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Information Technology	76.8%
Industrials	12.3%
Communication Services	6.9%
Consumer Discretionary	1.3%
Health Care	1.2%
Cash & Other	1.5%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	5.1%
Rigetti Computing, Inc.	2.9%
D-Wave Quantum, Inc.	2.9%
IonQ, Inc.	2.0%
First American Government Obligations Fund	1.8%
Tower Semiconductor, Ltd.	1.5%
Teradyne, Inc.	1.5%
Palantir Technologies, Inc.	1.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	1.4%
Nokia OYJ	1.4%

Top Ten Countries	(% of Net Assets)
United States	65.5%
Japan	9.6%
Taiwan, Province Of China	7.0%
Netherlands	4.1%
Canada	2.9%
France	2.8%
China	2.6%
Switzerland	2.7%
Israel	1.5%
Cash & Other	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/qtum.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Quantum ETF	PAGE 2	TSR-AR-26922A420

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$ 60,000	$ 82,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 14,000	$ 21,000
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Ticker
Defiance Connective Technologies ETF (Formerly, Defiance Next Gen Connectivity ETF, Ticker: FIVG)	SIXG
Defiance Hotel, Airline, and Cruise ETF	CRUZ
Defiance Next Gen H2 ETF	HDRO
Defiance Quantum ETF	QTUM

Annual Financial Statements and Additional Information
December 31, 2024

Defiance Connective Technologies ETF
Schedule of Investments
December 31, 2024
	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 9.1%
AST SpaceMobile, Inc.(a)(b)	402,987	$8,503,026
AT&T, Inc.	372,963	8,492,368
Globalstar, Inc.(a)	6,861,963	14,204,263
Iridium Communications, Inc.	309,172	8,972,171
T-Mobile US, Inc.	40,293	8,893,874
Verizon Communications, Inc.	182,650	7,304,173
		56,369,875
Industrials - 1.5%
CSG Systems International, Inc.	182,697	9,337,643
Information Technology - 85.8%(c)
A10 Networks, Inc.	634,948	11,683,043
Akamai Technologies, Inc.(a)	94,171	9,007,456
Amdocs, Ltd.	103,664	8,825,953
Apple, Inc.	119,763	29,991,050
Arista Networks, Inc.(a)	163,388	18,059,276
ARM Holdings PLC - ADR(a)(b)	67,350	8,308,296
Broadcom, Inc.	168,491	39,062,954
Calix, Inc.(a)	237,206	8,271,373
Celestica, Inc.(a)	189,251	17,467,867
Ciena Corporation(a)	161,797	13,722,004
Cisco Systems, Inc.	414,828	24,557,818
CommScope Holding Company, Inc.(a)	1,611,106	8,393,862
Credo Technology Group Holding, Ltd. (a)	317,788	21,358,531
Datadog, Inc. - Class A(a)	95,112	13,590,554
DigitalOcean Holdings, Inc.(a)(b)	210,131	7,159,163
Dynatrace, Inc.(a)	177,890	9,668,322
Extreme Networks, Inc.(a)	601,521	10,069,462
F5, Inc.(a)	43,281	10,883,873
HashiCorp, Inc. - Class A(a)	254,062	8,691,461
Infinera Corporation(a)(b)	1,286,972	8,455,406
InterDigital, Inc.	63,559	12,312,649
Juniper Networks, Inc.	229,971	8,612,414
Keysight Technologies, Inc.(a)(b)	65,759	10,562,868
Kyndryl Holdings, Inc.(a)	375,325	12,986,245
MACOM Technology Solutions Holdings, Inc.(a)(b)	83,999	10,912,310
Marvell Technology, Inc.	155,688	17,195,740
MaxLinear, Inc.(a)	584,262	11,556,702
N-able, Inc.(a)	674,085	6,295,954
NetApp, Inc.	82,134	9,534,115
NetScout Systems, Inc.(a)	428,699	9,285,620
Nokia OYJ - ADR(b)	2,337,073	10,353,233
NVIDIA Corporation	228,097	30,631,146
Oracle Corporation	162,720	27,115,661
Qorvo, Inc.(a)	82,366	5,759,854
QUALCOMM, Inc.	118,427	18,192,756
Skyworks Solutions, Inc.	90,314	8,009,046
SolarWinds Corporation	676,048	9,633,684

	Shares	Value
Telefonaktiebolaget LM Ericsson - ADR(b)	1,336,285	$10,770,457
Viasat, Inc.(a)(b)	556,199	4,733,254
Viavi Solutions, Inc.(a)	998,532	10,085,173
		531,766,605
Real Estate - 3.4%
American Tower Corporation	33,476	6,139,833
Crown Castle, Inc.	66,590	6,043,709
Equinix, Inc.	9,217	8,690,617
		20,874,159
TOTAL COMMON STOCKS (Cost $480,735,489)		618,348,282
	Units
SHORT-TERM INVESTMENTS - 11.2%
Investments Purchased with Proceeds from Securities Lending - 11.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(d)(e)	68,317,546	68,317,546
	Shares
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.41%(d)	1,265,034	1,265,034
TOTAL SHORT-TERM INVESTMENTS (Cost $69,582,580)		69,582,580
TOTAL INVESTMENTS - 111.0% (Cost $550,318,069)		$687,930,862
Liabilities in Excess of Other Assets - (11.0)%		(68,227,078)
TOTAL NET ASSETS - 100.0%		$619,703,784

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $65,917,115 which represented 10.6% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

1

Defiance Hotel, Airline, and Cruise ETF
Schedule of Investments
December 31, 2024
	Shares	Value
COMMON STOCKS - 99.4%
Consumer Discretionary - 48.1%(a)
Accor SA	11,211	$546,085
Atour Lifestyle Holdings, Ltd. - ADR	6,750	181,508
Carnival Corporation(b)	68,420	1,705,026
Choice Hotels International, Inc.(c)	1,432	203,315
H World Group, Ltd. - ADR	13,868	458,060
Hanjin Kal Corporation	2,987	152,987
Hilton Worldwide Holdings, Inc.	9,156	2,262,997
Hyatt Hotels Corporation - Class A(c)	1,703	267,337
InterContinental Hotels Group PLC - ADR(c)	8,828	1,102,794
Kyoritsu Maintenance Company, Ltd.	7,600	141,617
Marriott International, Inc. - Class A	8,064	2,249,372
Minor International PCL - NVDR	356,700	272,011
Norwegian Cruise Line Holdings, Ltd.(b)	27,834	716,169
Resorttrust, Inc.	9,800	195,925
Royal Caribbean Cruises, Ltd.(c)	9,582	2,210,472
Shangri-La Asia, Ltd.	198,000	135,094
Whitbread PLC	12,320	454,553
Wyndham Hotels & Resorts, Inc.(c)	4,128	416,061
		13,671,383
Industrials - 42.5%(a)
Air Canada(b)	16,950	262,347
Air China, Ltd. - Class H(b)	220,000	145,856
Air France-KLM(b)(c)	17,852	150,178
Alaska Air Group, Inc.(b)	7,824	506,604
American Airlines Group, Inc.(b)	40,420	704,521
ANA Holdings, Inc.	15,700	286,258
Cathay Pacific Airways, Ltd.	96,000	117,900
China Airlines, Ltd.	310,000	242,538
Copa Holdings SA - Class A	1,891	166,181
Delta Air Lines, Inc.	37,061	2,242,190
Deutsche Lufthansa AG	53,810	344,127
easyJet PLC	37,493	262,954
Eva Airways Corporation	250,000	338,193
International Consolidated Airlines Group SA	197,872	743,567
Japan Airlines Company, Ltd.	15,100	239,480
JetBlue Airways Corporation(b)(c)	22,037	173,211
Korean Air Lines Company, Ltd.	17,757	272,600
Norwegian Air Shuttle ASA(b)	118,330	114,607
Qantas Airways, Ltd.(b)	67,530	375,046
Ryanair Holdings PLC - ADR	21,467	935,746
Singapore Airlines, Ltd.	117,000	552,324
SkyWest, Inc.(b)	2,364	236,707
Southwest Airlines Company(c)	25,485	856,806
United Airlines Holdings, Inc.(b)	17,288	1,678,665
Wizz Air Holdings PLC(b)(d)	6,809	122,712
		12,071,318

	Shares	Value
Real Estate - 8.8%
Apple Hospitality REIT, Inc.(c)	13,362	$205,106
DiamondRock Hospitality Company(c)	14,976	135,233
Host Hotels & Resorts, Inc.(c)	38,044	666,531
Invincible Investment Corporation	613	258,212
Japan Hotel REIT Investment Corporation	429	192,717
Park Hotels & Resorts, Inc.(c)	14,244	200,413
Pebblebrook Hotel Trust	7,804	105,744
RLJ Lodging Trust	14,224	145,227
Ryman Hospitality Properties, Inc.(c)	3,926	409,639
Sunstone Hotel Investors, Inc.	14,358	169,999
		2,488,821
TOTAL COMMON STOCKS (Cost $24,020,815)		28,231,522
	Units
SHORT-TERM INVESTMENTS - 19.7%
Investments Purchased with Proceeds from Securities Lending - 19.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(e)(f)	5,502,459	5,502,459
	Shares
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.41%(e)	94,934	94,934
TOTAL SHORT-TERM INVESTMENTS (Cost $5,597,393)		5,597,393
TOTAL INVESTMENTS - 119.1% (Cost $29,618,208)		$33,828,915
Liabilities in Excess of Other Assets - (19.1)%		(5,433,337)
TOTAL NET ASSETS - 100.0%		$28,395,578

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

2

Defiance Hotel, Airline, and Cruise ETF
Schedule of Investments
December 31, 2024(Continued)
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $5,328,797 which represented 18.8% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $122,712 or 0.4% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

3

Defiance Next Gen H2 ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 2.3%
Iljin Hysolus Company, Ltd.(a)	40,857	$450,436
Industrials - 81.6%(b)
AFC Energy PLC(a)	4,766,058	633,906
Ballard Power Systems, Inc.(a)(c)	994,401	1,650,706
Bloom Energy Corporation - Class A(a)(c)	79,768	1,771,647
Bumhan Fuel Cell Company, Ltd.(a)	50,356	438,860
Ceres Power Holdings PLC(a)	422,470	904,760
Doosan Fuel Cell Company, Ltd.(a)	138,756	1,504,294
FuelCell Energy, Inc.(a)(c)	73,164	661,402
Green Hydrogen Systems AS(a)	873,302	359,672
Hexagon Purus ASA(a)(c)	1,639,519	808,402
ITM Power PLC(a)	2,009,918	898,645
NEL ASA(a)(c)	5,781,371	1,376,450
Plug Power, Inc.(a)(c)	709,376	1,510,971
PowerCell Sweden AB(a)(c)	272,747	875,318
SFC Energy AG(a)	51,534	917,849
Sino-Synergy Hydrogen Energy Technology Jiaxing Company, Ltd.(a)	295,500	551,593
Thyssenkrupp Nucera AG & Company KGaa(a)(d)	95,055	1,043,349
Xebec Adsorption, Inc.(a)(e)	1,244,898	0
		15,907,824
Materials - 15.0%
Air Liquide SA	4,869	791,165
Air Products and Chemicals, Inc.(c)	2,616	758,745
Linde PLC	1,855	776,633
Mitsubishi Chemical Group Corporation	39,600	201,502
Nippon Sanso Holdings Corporation	7,300	205,492
SOL SpA	5,044	194,036
		2,927,573
TOTAL COMMON STOCKS (Cost $28,338,195)		19,285,833
	Units
SHORT-TERM INVESTMENTS - 39.3%
Investments Purchased with Proceeds from Securities Lending - 38.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(f)(g)	7,406,107	7,406,107

	Shares	Value
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.41%(f)	261,824	$261,824
TOTAL SHORT-TERM INVESTMENTS (Cost $7,667,931)		7,667,931
TOTAL INVESTMENTS - 138.2% (Cost $36,006,126)		$26,953,764
Liabilities in Excess of Other Assets - (38.2)%		(7,444,895)
TOTAL NET ASSETS - 100.0%		$19,508,869

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $5,896,363 which represented 30.2% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $1,043,349 or 5.3% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(g)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

4

Defiance Quantum ETF
Schedule of Investments
December 31, 2024
	Shares	Value
COMMON STOCKS - 98.5%
Communication Services - 6.9%
Alphabet, Inc. - Class A	58,463	$11,067,046
Baidu, Inc. - ADR (a)(b)	127,824	10,776,842
Koninklijke KPN NV	3,014,027	10,970,369
Nippon Telegraph & Telephone Corporation	11,052,231	11,111,304
Orange SA	1,125,845	11,224,408
		55,149,969
Consumer Discretionary - 1.3%
Alibaba Group Holding, Ltd. - ADR	128,384	10,885,679
Health Care - 1.2%
RadNet, Inc. (a)	141,750	9,899,820
Industrials - 12.3%
ABB, Ltd.	192,066	10,399,645
Airbus SE	68,809	11,028,307
Booz Allen Hamilton Holding Corporation	84,627	10,891,495
Hitachi, Ltd.	425,625	10,662,291
Honeywell International, Inc.	49,873	11,265,812
Lockheed Martin Corporation	22,656	11,009,457
Mitsubishi Electric Corporation	647,211	11,065,513
Northrop Grumman Corporation	24,019	11,271,876
RTX Corporation	97,689	11,304,571
		98,898,967
Information Technology - 76.8%(c)
Accenture PLC - Class A	31,399	11,045,854
Advanced Micro Devices, Inc. (a)	87,773	10,602,101
Alchip Technologies, Ltd.	113,102	11,315,547
Analog Devices, Inc.	52,615	11,178,583
Applied Materials, Inc.	66,754	10,856,203
ASML Holding NV	15,991	11,083,042
Asustek Computer, Inc.	594,316	11,166,821
Cadence Design Systems, Inc. (a)	36,996	11,115,818
Cirrus Logic, Inc. (a)	107,104	10,665,416
Coherent Corporation (a)	110,012	10,421,437
D-Wave Quantum, Inc. (a)	2,772,710	23,290,764
Elastic NV (a)(b)	106,723	10,574,115
Fujitsu, Ltd.	609,430	10,855,811
Global Unichip Corporation	272,991	11,324,491
Hewlett Packard Enterprise Company	521,385	11,131,570
Infineon Technologies AG	324,942	10,565,359
Intel Corporation	567,771	11,383,809
International Business Machines Corporation	49,642	10,912,801
IonQ, Inc. (a)(b)	382,956	15,996,072
Juniper Networks, Inc.	305,525	11,441,911
KLA Corporation	17,607	11,094,523

	Shares	Value
Lam Research Corporation	146,027	$10,547,530
Lattice Semiconductor Corporation (a)	181,313	10,271,381
Marvell Technology, Inc.	102,583	11,330,292
MediaTek, Inc.	255,284	11,018,221
Microchip Technology, Inc.	185,689	10,649,264
Micron Technology, Inc.	111,937	9,420,618
Microsoft Corporation	25,444	10,724,646
MicroStrategy, Inc. - Class A (a)(b)	27,769	8,042,458
MKS Instruments, Inc.	100,596	10,501,216
MongoDB, Inc. (a)	38,438	8,948,751
NEC Corporation	129,761	11,328,079
Nokia OYJ - ADR (b)	2,590,378	11,475,375
NTT Data Group Corporation	568,255	10,955,794
NVE Corporation	130,668	10,640,295
NVIDIA Corporation	82,002	11,012,049
NXP Semiconductors NV	51,964	10,800,717
ON Semiconductor Corporation (a)	168,069	10,596,750
Onto Innovation, Inc. (a)	68,161	11,360,394
Oracle Corporation	63,971	10,660,127
Palantir Technologies, Inc. - Class A (a)	157,546	11,915,204
QUALCOMM, Inc.	71,475	10,979,990
Renesas Electronics Corporation	841,558	10,958,567
Reply SpA	68,144	10,824,348
Rigetti Computing, Inc. (a)	1,547,909	23,621,091
Snowflake, Inc. - Class A (a)	66,433	10,257,920
STMicroelectronics NV (b)	435,018	10,862,400
Synopsys, Inc. (a)	22,310	10,828,382
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	58,703	11,593,256
Teradata Corporation (a)	350,738	10,925,489
Teradyne, Inc.	95,040	11,967,437
Texas Instruments, Inc.	59,592	11,174,096
Tower Semiconductor, Ltd. (a)	232,802	11,991,631
Wipro, Ltd. - ADR (b)	3,155,681	11,171,111
		617,376,927
TOTAL COMMON STOCKS (Cost $740,499,530)		792,211,362
	Units
SHORT-TERM INVESTMENTS - 7.0%
Investments Purchased with Proceeds from Securities Lending - 5.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (d)(e)	41,284,565	41,284,565

The accompanying notes are an integral part of these financial statements.

5

Defiance Quantum ETF
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.41% (d)	14,849,775	$14,849,775
TOTAL SHORT-TERM INVESTMENTS (Cost $56,134,340)		56,134,340
TOTAL INVESTMENTS - 105.5% (Cost $796,633,870)		$848,345,702
Liabilities in Excess of Other Assets - (5.5)%		(44,070,488)
TOTAL NET ASSETS - 100.0%		$804,275,214

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $38,855,127 which represented 4.8% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 8 in Notes to Financial Statements.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

6

DEFIANCE ETFs
Statements of Assets and Liabilities
December 31, 2024

	Defiance Connective Technologies ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Next Gen H2 ETF	Defiance Quantum ETF
ASSETS:
Investments, at value	$687,930,862	$33,828,915	$26,953,764	$848,345,702
Foreign currency, at value	—	—	27,523	—
Dividends receivable	159,117	69,238	—	295,679
Dividend tax reclaims receivable	46,579	6,997	217	67,578
Security lending income receivable	36,179	1,578	19,777	114,210
Interest receivable	7,558	602	936	25,147
Receivable for investments sold	—	1,014	23,629	5,321,380
Receivable for fund shares sold	—	—	—	28,436,170
Total assets	688,180,295	33,908,344	27,025,846	882,605,866
LIABILITIES:
Payable upon return of securities loaned	68,317,546	5,502,459	7,406,107	41,284,565
Payable to adviser	158,965	10,307	5,152	176,114
Payable for investments purchased	—	—	105,718	31,548,593
Due to custodian	—	—	—	5,321,380
Total liabilities	68,476,511	5,512,766	7,516,977	78,330,652
NET ASSETS	$ 619,703,784	$28,395,578	$19,508,869	$804,275,214
Net Assets Consists of:
Paid-in capital	$635,398,158	$28,652,973	$92,872,903	$771,389,290
Total distributable earnings/(accumulated losses)	(15,694,374)	(257,395)	(73,364,034)	32,885,924
Total net assets	$ 619,703,784	$28,395,578	$19,508,869	$804,275,214
Net assets	$619,703,784	$28,395,578	$19,508,869	$804,275,214
Shares issued and outstanding	13,000,000	1,075,000	559,342	9,900,000
Net asset value per share	$47.67	$26.41	$34.88	$81.24
Cost:
Investments, at cost	$550,318,069	$29,618,208	$36,006,126	$796,633,870
Foreign currency, at cost	$—	$—	$27,552	$—

Loaned securities:
at value (included in investments)	$65,917,115	$5,328,797	$5,896,363	$38,855,127

The accompanying notes are an integral part of these financial statements.

7

DEFIANCE ETFs
Statements of Operations
For the Year Ended December 31, 2024

	Defiance Connective Technologies ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Next Gen H2 ETF	Defiance Quantum ETF
INVESTMENT INCOME:
Dividend income	$6,832,386	$461,843	$55,159	$3,652,150
Less: Dividend withholding taxes	(106,804)	(20,877)	(5,815)	(288,689)
Less: Issuance fees	(130,781)	(3,080)	—	(66,718)
Interest income	64,128	3,518	5,701	72,154
Securities lending income	238,000	19,243	117,124	442,945
Total investment income	6,896,929	460,647	172,169	3,811,842
EXPENSES:
Investment advisory fee	1,730,006	132,226	63,629	1,147,142
Total expenses	1,730,006	132,226	63,629	1,147,142
Net investment income	5,166,923	328,421	108,540	2,664,700
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(7,919,730)	(586,549)	(17,104,578)	(12,354,293)
In-kind redemptions	90,969,373	1,627,811	—	118,193,422
Foreign currency	—	(6,568)	(18,756)	(51,582)
Net realized gain/(loss)	83,049,643	1.034,694	(17,123,334)	105,787,547
Net change in unrealized appreciation on:
Investments	77,219,096	3,456,124	8,101,163	22,902,010
Foreign currency	(1,983)	(660)	(561)	279
Net change in unrealized appreciation	77,217,113	3,455,464	8,100,602	22,902,289
Net realized and unrealized gain/(loss)	160,266,756	4,490,158	(9,022,732)	128,689,836
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 165,433,679	$4,818,579	$(8,914,192)	$131,354,536

The accompanying notes are an integral part of these financial statements.

8

Defiance ETFs
Statements of Changes in Net Assets

	Defiance Connective Technologies ETF		Defiance Hotel, Airline, and Cruise ETF
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$5,166,923	$9,429,302	$328,421	$394,760
Net realized gain/(loss)	83,049,643	(51,127,244)	1,034,694	2,372,871
Net change in unrealized appreciation	77,217,113	163,170,113	3,455,464	11,170,841
Net increase in net assets from operations	165,433,679	121,472,171	4,818,579	13,938,472
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(5,234,544)	(9,381,873)	(324,539)	(456,964)
Return of capital	—	—	—	(7,055)
Total distributions to shareholders	(5,234,544)	(9,381,873)	(324,539)	(464,019)
CAPITAL TRANSACTIONS:
Subscriptions	154,175,215	17,587,440	3,409,905	15,165,278
Redemptions	(270,277,695)	(244,248,315)	(20,997,800)	(36,690,383)
ETF transaction fees (See Note 7)	—	—	5,058	11,724
Net decrease in net assets from capital transactions	(116,102,480)	(226,660,875)	(17,582,837)	(21,513,381)
Net increase (decrease) in net assets	44,096,655	(114,570,577)	(13,088,797)	(8,038,928)
NET ASSETS:
Beginning of the year	575,607,129	690,177,706	41,484,375	49,523,303
End of the year	$ 619,703,784	$575,607,129	$28,395,578	$41,484,375
SHARES TRANSACTIONS
Subscriptions	3,700,000	550,000	125,000	725,000
Redemptions	(6,750,000)	(7,600,000)	(975,000)	(1,875,000)
Total decrease in shares outstanding	(3,050,000)	(7,050,000)	(850,000)	(1,150,000)

The accompanying notes are an integral part of these financial statements.

9

Defiance ETFs
Statements of Changes in Net Assets (Continued)

	Defiance Next Gen H2 ETF		Defiance Quantum ETF
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$108,540	$87,494	$2,664,700	$1,507,856
Net realized gain/(loss)	(17,123,334)	(13,758,023)	105,787,547	(683,201)
Net change in unrealized appreciation	8,100,602	1,946,823	22,902,289	45,022,153
Net increase/(decrease) in net assets from operations	(8,914,192)	(11,723,706)	131,354,536	45,846,808
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(82,619)	(52,053)	(2,546,281)	(1,479,435)
Total distributions to shareholders	(82,619)	(52,053)	(2,546,281)	(1,479,435)
CAPITAL TRANSACTIONS:
Subscriptions	2,629,900	3,548,750	635,812,555	63,566,375
Redemptions	(1,229)	(3,816,563)	(164,114,710)	(6,301,780)
ETF transaction fees (See Note 7)	1,368	9,777	22,674	6,481
Net increase (decrease) in net assets from capital transactions	2,630,039	(258,036)	471,720,519	57,271,076
Net increase (decrease) in net assets	(6,366,772)	(12,033,795)	600,528,774	101,638,449
NET ASSETS:
Beginning of the year	25,875,641	37,909,436	203,746,440	102,107,991
End of the year	$ 19,508,869	$25,875,641	$804,275,214	$203,746,440
SHARES TRANSACTIONS
Subscriptions	475,000	350,000	8,300,000	1,300,000
Redemptions	(33)	(400,000)	(2,150,000)	(150,000)
Reverse stock split (See Note 9)	(3,915,625)	—	—	—
Total increase/(decrease) in shares outstanding	(3,440,658)	(50,000)	6,150,000	1,150,000

The accompanying notes are an integral part of these financial statements.

10

Defiance Connective Technologies ETF
Financial Highlights

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$35.86	$29.88	$41.68	$33.60	$26.20
INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.48	0.46	0.48	0.38
Net realized and unrealized gain/(loss) on investments(d)	11.82	6.00	(11.77)	8.09	7.35
Total from investment operations	12.19	6.48	(11.31)	8.57	7.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.50)	(0.49)	(0.47)	(0.31)
Return of capital	—	—	—	(0.02)	(0.02)
Total distributions	(0.38)	(0.50)	(0.49)	(0.49)	(0.33)
ETF transaction fees per share (See Note 7)	—	—	0.00(b)	—	0.00(b)
Net asset value, end of year	$47.67	$35.86	$29.88	$41.68	$33.60
Total return	34.10%	21.88%	−27.20%	25.63%	29.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$619,704	$575,607	$690,178	$1,383,735	$890,292
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	0.90%	1.49%	1.36%	1.29%	1.35%
Portfolio turnover rate(c)	29%	56%	25%	24%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

11

Defiance Hotel, Airline, and Cruise ETF
Financial Highlights

	Year Ended December 31,			Period Ended December 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$21.55	$16.11	$21.16	$24.36
INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.25	0.15	0.02	(0.05)
Net realized and unrealized gain/(loss) on investments(g)	4.91	5.53	(5.05)	(3.15)
Total from investment operations	5.16	5.68	(5.03)	(3.20)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.24)	(0.02)	—
Return of capital	—	(0.00)(c)	—	—
Total distributions	(0.30)	(0.24)	(0.02)	—
ETF transaction fees per share (See Note 7)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$26.41	$21.55	$16.11	$21.16
Total return(d)	23.96%	35.30%	−23.80%	−13.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,396	$41,484	$49,523	$22,751
Ratio of expenses to average net assets(e)	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(e)	1.12%	0.80%	0.10%	(0.37)%
Portfolio turnover rate(d)(f)	12%	16%	32%	26%

(a)	Inception date of the Fund was June 3, 2021.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

12

Defiance Next Gen H2 ETF
Financial Highlights

	Year Ended December 31,			Period Ended December 31, 2021(b)
	2024	2023	2022
PER SHARE DATA(a):
Net asset value, beginning of period	$51.76	$74.88	$152.80	$217.28
INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	0.20	0.16	(0.08)	(0.24)
Net realized and unrealized gain/(loss) on investments(h)	(16.93)	(23.20)	(77.92)	(64.32)
Total from investment operations	(16.73)	(23.04)	(78.00)	(64.56)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.08)	(0.00)(d)	—
Return of capital	—	—	—	(0.00)(d)
Total distributions	(0.15)	(0.08)	(0.00)	(0.00)
ETF transaction fees per share (See Note 7)	0.00(d)	0.00(d)	0.08	0.08
Net asset value, end of period	$34.88	$51.76	$74.88	$152.80
Total return(e)	−32.33%	−30.76%	−50.98%	−29.68%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,509	$25,876	$37,909	$65,883
Ratio of expenses to average net assets(f)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(f)	0.51%	0.26%	(0.05)%	(0.15)%
Portfolio turnover rate(e)(g)	61%	57%	81%	69%

(a)
During the year ended December 31, 2024, the Fund effected the following reverse stock split: October 4, 2024, 1 for 8. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(b)	Inception date of the Fund was March 9, 2021.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

13

Defiance Quantum ETF
Financial Highlights

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$54.33	$39.27	$55.76	$41.44	$29.37
INVESTMENT OPERATIONS:
Net investment income(a)	0.59	0.49	0.56	0.31	0.22
Net realized and unrealized gain/(loss) on investments(d)	26.81	15.01	(16.48)	14.26	12.06
Total from investment operations	27.40	15.50	(15.92)	14.57	12.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.44)	(0.57)	(0.24)	(0.19)
Net realized gains	—	—	—	(0.03)	(0.02)
Total distributions	(0.49)	(0.44)	(0.57)	(0.27)	(0.21)
ETF transaction fees per share (See Note 7)	0.00(b)	0.00(b)	0.00(b)	0.02	0.00(b)
Net asset value, end of year	$81.24	$54.33	$39.27	$55.76	$41.44
Total return	50.69%	39.60%	−28.56%	35.27%	42.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$804,275	$203,746	$102,108	$178,418	$55,941
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	0.93%	1.01%	1.25%	0.61%	0.71%
Portfolio turnover rate(c)	46%	31%	24%	35%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

14

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024
NOTE 1 – ORGANIZATION
Defiance Connective Technologies ETF and Defiance Quantum ETF are each a diversified series and Defiance Hotel, Airline, and Cruise ETF and Defiance Next Gen H2 ETF are each a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”). The Trust is an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Connective Technologies ETF is to track the total return performance, before fees and expenses, of the BlueStar® Connective Technologies Index. The investment objective of Defiance Hotel, Airline, and Cruise ETF is to track the total return performance, before fees and expenses, of the BlueStar® Global Hotels, Airlines, and Cruises Index. The investment objective of Defiance Next Gen H2 ETF is to track the total return performance, before fees and expenses, of the BlueStar® Hydrogen & NextGen Fuel Cell Index. The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar® Quantum Computing and Machine Learning Index. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Defiance Connective Technologies ETF	March 4, 2019
Defiance Hotel, Airline, and Cruise ETF	June 3, 2021
Defiance Next Gen H2 ETF	March 9, 2021
Defiance Quantum ETF	September 4, 2018

The end of the reporting period for the Funds is December 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year from January 1, 2024 through December 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation,

15

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Defiance Connective Technologies ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$618,348,282	$ —	$ —	$618,348,282
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	68,317,546
Money Market Funds	1,265,034	—	—	1,265,034
Total Investments in Securities	$619,613,316	$—	$—	$687,930,862

Defiance Hotel, Airline, and Cruise ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$28,231,522	$ —	$ —	$28,231,522
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,502,459
Money Market Funds	94,934	—	—	94,934
Total Investments in Securities	$28,326,456	$—	$—	$33,828,915

16

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
Defiance Next Gen H2 ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$19,285,833	$ —	$0	$19,285,833
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,406,107
Monet Market Funds	261,824	—	—	261,824
Total Investments in Securities	$19,547,657	$—	$ 0	$26,953,764

Defiance Quantum ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$792,211,362	$ —	$ —	$792,211,362
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	41,284,565
Money Market Funds	14,849,775	—	—	14,849,775
Total Investments in Securities	$ 807,061,137	$—	$—	$848,345,702

Refer to the Schedules of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

17

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended December 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Defiance Connective Technologies ETF	$(89,250,025)	$89,250,025
Defiance Hotel, Airline, and Cruise ETF	(971,634)	971,634
Defiance Next Gen H2 ETF	—	—
Defiance Quantum ETF	(113,069,529)	113,069,529

J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a

18

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Penserra Capital Management LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
The Funds pay the Adviser a unified management fee, calculated daily and paid monthly, at the following annual rate based on each Fund’s average daily net assets:

Defiance Connective Technologies ETF	0.30%
Defiance Hotel, Airline, and Cruise ETF	0.45%
Defiance Next Gen H2 ETF	0.30%
Defiance Quantum ETF	0.40%

The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.
All officers of the Trust are affiliated with the Administrator and Custodian.

19

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
NOTE 4 – SECURITIES LENDING
The Funds may lend up to 33 1/3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. Under the terms of the securities lending agreement, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Connective Technologies ETF	$65,917,115	$68,317,546
Defiance Hotel, Airline, and Cruise ETF	5,328,797	5,502,459
Defiance Next Gen H2 ETF	5,896,363	7,406,107
Defiance Quantum ETF	38,855,127	41,284,565

*
The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

20

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Net Fees and Interest Earned
Defiance Connective Technologies ETF	$238,000
Defiance Hotel. Airline, and Cruise ETF	19,243
Defiance Next Gen H2 ETF	117,124
Defiance Quantum ETF	442,945

NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Connective Technologies ETF	$169,406,545	$171,624,047
Defiance Hotel, Airline, and Cruise ETF	3,661,309	4,685,545
Defiance Next Gen H2 ETF	13,918,613	13,165,992
Defiance Quantum ETF	182,862,838	141,914,197

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.
During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Connective Technologies ETF	$153,444,249	$268,063,878
Defiance Hotel, Airline, and Cruise ETF	3,210,138	19,606,118
Defiance Next Gen H2 ETF	2,044,705	—
Defiance Quantum ETF	595,092,605	175,806,802

NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at December 31, 2024 were as follows:

	Defiance Connective Technologies ETF	Defiance Hotel, Airline, and Cruise ETF	Defiance Next Gen H2 ETF	Defiance Quantum ETF
Tax cost of investments	$553,298,702	$30,327,090	$41,194,846	$801,651,708
Gross tax unrealized appreciation	$171,522,240	$6,149,240	$1,660,188	$75,055,557
Gross tax unrealized depreciation	(36,893,071)	(2,647,710)	(15,901,633)	(28,361,231)
Net tax unrealized appreciation (depreciation)	134,629,169	3,501,530	(14,241,445)	46,694,326
Undistributed ordinary income	—	—	22,451	136,548
Undistributed long-term capital gain	—	—	—	—
Other accumulated gain (loss)	(150,323,543)	(3,758,925)	(59,145,040)	(13,944,950)
Distributable earnings (accumulated losses)	$(15,694,374)	$(257,395)	$(73,364,034)	$32,885,924

21

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized appreciation on investments in passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2024, the Funds did not elect to defer any post-October capital losses. Defiance Hotel, Airline, and Cruise ETF deferred, on a tax basis, $437 of late-year ordinary losses.
As of December 31, 2024, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Connective Technologies ETF	$34,136,202	$116,187,341
Defiance Hotel, Airline, and Cruise ETF	2,029,836	1,728,652
Defiance Next Gen H2 ETF	26,878,062	32,266,978
Defiance Quantum ETF	4,714,142	9,230,808

During the fiscal period ended December 31, 2024 the Funds did not utilize any short-term or long-term capital loss carryforwards that were available as of December 31, 2023.
The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Connective Technologies ETF	$5,234,544	$ —	$ —
Defiance Hotel, Airline, and Cruise ETF	324,539	—	—
Defiance Next Gen H2 ETF	82,619	—	—
Defiance Quantum ETF	2,546,281	—	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Connective Technologies ETF	$9,381,873	$ —	$ —
Defiance Hotel, Airline, and Cruise ETF	456,964	—	7,055
Defiance Next Gen H2 ETF	52,053	—	—
Defiance Quantum ETF	1,479,435	—	—

NOTE 7 – SHARE TRANSACTIONS
Shares of Defiance Hotel, Airline, and Cruise ETF and Defiance Next Gen H2 ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Shares of Defiance Connective Technologies ETF and Defiance Quantum ETF are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to

22

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – PRINCIPAL RISKS
Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Connective Technologies Investment Risk. (Defiance Connective Technologies ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G, 6G, and other connective technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. These technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.
Concentration in Travel Companies Risk. (Defiance Hotel, Airline, and Cruise ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. Travel Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, Travel Company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel Companies may also be significantly affected by changes in labor relations and insurance costs. Travel Companies in the airline and cruise industries may also be significantly affected by changes in fuel prices, which may be very volatile and may not be able to be passed on to customers by increasing fares. Airline companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of airline companies. Companies in the hotel and lodging industry, as well as the cruise industry, are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, shortages of experienced personnel, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations.
Concentration in Hydrogen and Fuel Cell Companies Risk. (Defiance Next Gen H2 ETF) The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. The Index is expected to be concentrated in hydrogen and fuel cell companies. Such companies may depend largely on the availability of hydrogen gas, certain third-party key suppliers for components in their products, and a small number of customers for a significant portion of their business. Hydrogen and fuel cell companies are also subject to risks related to the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions that significantly affect the hydrogen, fuel cell, and overall clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and

23

Defiance ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2024(Continued)
tax and other government regulations can also significantly affect this industry. Shares in the companies involved in this industry may be significantly more volatile than shares of companies operating in other, more established industries.
Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.
NOTE 9 – REVERSE STOCK SPLIT
During the current fiscal period, shares of Defiance Next Gen H2 ETF were adjusted to reflect a reverse stock split. The effect of this reverse stock split was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. All historical per share information has been retroactively adjusted to reflect this reverse stock split. Set forth below are details regarding the reverse stock split effected on October 4, 2024:

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Defiance Next Gen H2 ETF	10/4/2024	1 for 8	$4.59	$36.72	4,475,000	559,375

24

Defiance ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Defiance ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Defiance ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Defiance Connective Technologies ETF (formerly “Defiance Next Gen Connectivity ETF”) and Defiance Quantum ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021 and 2020
Defiance Hotel, Airline, and Cruise ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022 and for the period from June 3, 2021 (commencement of operations) to December 31, 2021
Defiance Next Gen H2 ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022 and for the period from March 9, 2021 (commencement of operations) to December 31, 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

25

Defiance ETFs
TAX INFORMATION
(Unaudited)
1. Federal Tax Information
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Connective Technologies ETF	100.00%
Defiance Hotel, Airline, and Cruise ETF	93.37%
Defiance Next Gen H2 ETF	53.75%
Defiance Quantum ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year ended December 31, 2024 was as follows:

Defiance Connective Technologies ETF	98.22%
Defiance Hotel, Airline, and Cruise ETF	28.42%
Defiance Next Gen H2 ETF	34.08%
Defiance Quantum ETF	57.98%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Connective Technologies ETF	0.00%
Defiance Hotel, Airline, and Cruise ETF	0.00%
Defiance Next Gen H2 ETF	0.00%
Defiance Quantum ETF	0.00%

2. Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Defiance Connective Technologies ETF	$—	$—	—
Defiance Hotel, Airline, and Cruise ETF	—	—	—
Defiance Next Gen H2 ETF	5,815	0.010396144	68.50%
Defiance Quantum ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

26

DEFIANCE ETFs
ADDITIONAL INFORMATION
(Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

27

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a

-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/10/2025

* Print the name and title of each signing officer under his or her signature.